Summary Of Significant Accounting Policies	12 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	Summary of significant accounting policies

(a)	Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries and VIEs for which the Company is the primary beneficiary. All significant transactions and balances among the Company and its subsidiaries and VIEs have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of during the year are included in the consolidated statements of operations from the effective date of acquisition or up to the effective date of disposal, as appropriate.

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Group evaluates its estimates, including those related useful lives of intangible assets and property, plant and equipment, fair value of investments, the fair value and useful lives of the assets and intangible assets acquired in business combinations, valuation of goodwill and intangible assets, valuation of share options and allowance for doubtful debts, among others. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

(d)	Foreign currency translation

The functional currency of the Company is the United States dollar ("US$"). Assets and liabilities are translated at the exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders' equity and comprehensive income. The Group has chosen the Renminbi ("RMB") as its reporting currency.

The functional currency of the Company's subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing on the dates of the transactions. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.

The translations of RMB amounts as of and for the year ended June 30, 2011 into US$ are included solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.4635, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on June 30, 2011. This convenience translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less from the date of deposit.

(f)	Short-term bank deposits

Short-term bank deposits are cash in bank which have maturities of more than three months but less than one year from the date of deposit.

(g)	Investments

Investments represent the Group's investments in equity securities and or unlisted investment fund, and are classified as trading investments, held-to-maturity investment, available-for-sale investment or investments at cost. Investments in equity securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities. Investments in unlisted investment fund are classified as held-to-maturity and measured at amortised cost only if the Group has the positive intent and ability to hold those investment fund to maturity. Investments classified as trading investments are recorded at fair value with unrealized holding gains and losses recorded in the net income. The fair value of the Group's investments classified as trading is based on the quoted market price on the last business day of the fiscal year. Available-for-sale investment is recorded at fair value with unrealized changes in fair value recorded in the accumulative other comprehensive income. The fair value of Group's available-for-sale investment is determined by applying combination of income and market approach, based on a number of unobservable input.

For unlisted investment fund classified as held-to-maturity measured at amortised cost, the Group needs to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the unlisted investment fund shall be written down to fair value as a new cost basis and the amount of the written down shall be included in earnings.

The Group's investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method. Dividends and other distributions of earnings from investees, if any, are included in income when declared. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

(h)	Inventories

Inventories are stated at the lower of cost and market value. Cost is calculated using the weighted average method. The Group estimates the write-down of excessive, slow moving and obsolete inventories as well as inventory whose carrying value is in excess of market value.

(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any identified impairment loss.

Depreciation is calculated on a straight-line basis over the following estimated useful lives after taking into account the residual values. Estimated useful lives are:

Buildings	20 years
Leasehold improvements	Shorter of term of the lease or 5 years
Machinery	3-5 years
Office equipment	5 years
Computer equipment	3-5 years
Motor vehicles	5 years

The asset's residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

The Group reassesses annually the residual values and the useful life of the property, plant and equipment and if the expectation differs from the original estimate, such difference will impact the depreciation in the year in which such estimate has been changed.

(j)	Intangible assets

Acquired intangible assets includes patents, trademarks, licenses, mini lamb video series, franchise agreement, non-competition agreement and copyrights are measured initially at cost and amortized on as straight-line basis over their estimated useful lives.

The Company is currently amortizing its acquired intangible assets with definite lives over periods ranging from 1 to 15 years.

Intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

(k)	Impairment of long-lived assets

The Group reviews property, plant, and equipment and certain identifiable intangibles, excluding goodwill, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. If property, plant, and equipment and certain identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair market value.

No impairment of property, plant and equipment was recognized for the years ended June 30, 2009, 2010 and 2011. An impairment loss of RMB264,227 and RMB942,678 (US$145,846) on intangible assets was recognized and recorded in general and administrative expenses during the year ended June 30, 2010 and 2011 respectively related to patents or copyrights no longer being used as a result of a training school deregistered during 2010 and disposal of ELP business during 2011.

(l)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise.

Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill. Management performed an annual goodwill impairment test as of June 30, 2010 and 2011, and no impairment loss was required. The change in the carrying amount of goodwill by segments for the year ended June 30, 2010 and 2011 is as follows:

	LNS	Wentai	Total
	RMB	RMB	RMB
Balance as of July 1, 2009	—	—	—
Additions from business acquisitions (note 10)	56,597,146	—	56,597,146

Balance as of June 30, 2010 and July 1, 2010	56,597,146	—	56,597,146
Additions from business acquisitions (note 10)	—	46,428,215	46,428,415

	56,597,146	46,428,215	103,025,561

Balance as of June 30, 2011 (US$)	8,756,424	7,183,169	15,939,593

(m)	Fair value of financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, short-term bank deposits, accounts receivables, related party receivables, investments, other current assets, accounts payable and other payables. The fair values of these financial instruments approximate their carrying amounts due to the short-term nature of these instruments.

Trading investments are recorded at its fair value, with reference to quoted prices in active markets.

The available-for-sale investment is recorded at its fair value, categorized into Level 3, derived from valuation techniques as discussed below.

Fair Value Hierarchy

The Company follows a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(n)	Revenue recognition

Revenue is only recognized when persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sale price is fixed or determinable, and collection is reasonably assured. If the arrangement is subject to customer acceptance, the revenue is deferred and recognized until acceptance occurs.

(n)	Revenue recognition - continued

The Group generates its revenues from the following:

(i)	Tuition fee income

The Group provides private education services to private kindergartens, primary and secondary school students and English Language training to kids. The prepaid tuition fees are recorded as deferred revenue upon receiving the upfront cash payments, and recognized as revenue ratably over the course of the tuition programs.

(ii)	Franchising fee

The Group generates revenue by franchising schools under the brand name of Little New Star. Initial franchise fee represents provision of initial setup services. Initial franchising fee is recognized as revenue upon the opening of the schools as the initial franchising fees are non-refundable and the Group does not have significant continuing obligations related to the initial franchising fee after the schools are opened.

(iii)	Continuing support fee

The Group provides continuing supporting services to the franchise schools including marketing and advertising services. The continuing support fee is received upfront and the revenue is deferred and evenly recognized over the life period of the continuing supporting service agreement.

(iv)	Teaching materials

The Group's teaching materials consist of textbooks and assisting teaching books and software. The Group considers its customers to be the franchised school operators and does not sell directly to end-users. Revenue from teaching materials is generally recognized when goods are delivered and title has passed to the franchised school operators and collectability is reasonably assured. No refund or return is allowed upon delivery of teaching materials to the franchised schools.

The Company's subsidiaries are subject to value added tax ("VAT") of 17% on revenue from electronic learning devices and 13% on revenue from teaching materials or business tax ("BT") of 5% on the revenue earned for services rendered in the PRC.

(o)	Software development costs

Costs related to research and development are generally charged to expense as incurred. Capitalization of development costs for software to be sold or marketed begins when a product's technological feasibility has been established. In most instances, the Group's products are released soon after technological feasibility has been established. Therefore, costs incurred subsequent to achievement of technological feasibility are usually not significant, and generally all software development costs have been immediately expensed.

The Group expenses all internal software and website development costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and websites content. Costs incurred during the application development stage are capitalized if material. All website and software development costs have been expensed as incurred as there were no significant costs incurred for development of internal software and website during the application development stage.

(p)	Advertising costs

The Group expenses advertising costs as incurred.

No advertising costs were incurred for the years ended June 30, 2009, 2010 and 2011 for continuing operations.

(q)	Cost of revenue

Cost of sale of teaching materials consists primarily of cost of raw materials and other related incidental expenses which are directly attributable to the production of the course material designated to the training courses provided by the schools.

Cost of revenue for tuition fee income mainly consists primarily of labour cost, rental expenses, depreciation and other related cost to rendering these services.

(r)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Rentals payable under operating leases are charged to the statements of operations on a straight-line basis over the term of the relevant lease.

(s)	Retirement benefit costs

The employees of the Group are members of state-managed retirement benefit schemes operated by the local governments. The Group is required to contribute a specified percentage of their payroll costs to the retirement benefit scheme to fund the benefits. The only obligation of the Group with respect to the retirement benefit scheme is to make the specified contributions. The total costs charged to the consolidated statements of income were RMB1,512,408, RMB4,738,917 and RMB6,169,297 (US$954,482) for the years ended June 30, 2009, 2010 and 2011, respectively, representing contributions payable to this scheme for the corresponding period.

(t)	Government subsidies

The Group receives government subsidies in relation to refund of VAT to encourage development in the software industry, which amounted to nil, RMB278,595 and RMB1,038,507 (US$160,673) for the years ended June 30, 2009, 2010 and 2011, respectively. The Company recorded the government subsidies as other operating income when all conditions to qualify for the receipt of the government subsidies have been met.

(u)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, in income tax expenses.

(v)	Share-based compensation

The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The fair value of stock options granted is determined using the Black-Scholes valuation model. The fair value of shares granted is determined as the market price of the shares at grant date.

The Company recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award.

(w)	Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income is reported in the consolidated statement of shareholder's equity and comprehensive income.

(x)	Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to Noah Education Holdings Ltd's shareholders by the weighted average number of common shares outstanding during the year. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The Company's dilutive securities consist of outstanding share options. Certain common share equivalents (e.g. share options) are excluded from calculation of diluted net income (loss) per share as their effect is anti-dilutive.

(y)	Dividend

Dividends are recognized when declared.

(z)	Concentration of credit risk

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Group has invested in financial products with a small number of financial institutions and these financial institutions also have high-credit ratings and quality.

The Group conducts credit evaluations of customers. The Group establishes an allowance for doubtful debts based upon estimates, factors surrounding the credit risk of specific customers and other information. As a result of the Group's credit evaluation, allowance for doubtful debts was RMB27,796,553 and nil as of June 30, 2010 and 2011, respectively. As of June 30, 2010 and 2011, there were no customers who accounted for 10% or more of the Group's accounts receivables.

(aa)	Business combinations

Business combinations are recorded using the acquisition method of accounting. On July 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From July 1, 2009, the assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business combination is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from July 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations. For business acquired in the periods prior to July 1, 2009, contingent consideration was not recorded until the contingency was resolved.

(ab)	Non-controlling interest

Non-controlling interest has been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.